Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia High Yield Municipal Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,701		$ 10,309	$ 10,496	$ 10,881	$ 11,580	$ 11,185	$ 12,822	$ 11,700	$ 11,081	$ 11,776	$ 12,187
Columbia High Yield Municipal Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,558	10,680	11,001	11,631	11,161	12,718	11,535	10,859	11,471	11,801
Columbia High Yield Municipal Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,648	10,862	11,284	12,044	11,645	13,389	12,243	11,606	12,359	12,815
Columbia High Yield Municipal Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,667	10,881	11,307	12,074	11,679	13,434	12,287	11,649	12,421	12,868
Columbia High Yield Municipal Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,648	10,864	11,297	12,069	11,681	13,439	12,302	11,673	12,452	12,907
Columbia High Yield Municipal Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,648	10,862	11,284	12,044	11,645	13,389	12,243	11,606	12,359	12,814
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,587	10,742	10,861	11,557	12,017	12,586	11,731	11,788	12,103	12,349
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,495	10,912	11,491	12,352	12,225	14,027	13,133	12,919	13,832	14,291
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,470	$ 10,952	$ 11,650	$ 12,555	$ 12,264	$ 14,394	$ 13,491	$ 13,199	$ 14,280	$ 14,799